INCOME TAXES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Nondeductible executive compensation	$ 30,000,000	$ 18,000,000	$ 22,000,000
Limitations on deductibility of excess annual employee compensation as mandated by health insurance reforms	500,000	$ 500,000	$ 500,000
Net operating losses to carryforward related to prior acquisitions	138,000,000
Valuation allowances on net operating loss carryforwards related to prior acquisitions	126,000,000
Unrecognized deferred tax liabilities	30,000,000
PUERTO RICO
Operating Loss Carryforwards [Line Items]
Valuation allowances on net operating loss carryforwards related to prior acquisitions	$ 4,000,000